Deferred Revenues	12 Months Ended
Dec. 31, 2023
Deferred income including contract liabilities [abstract]
Deferred Revenues
28.	Deferred Revenues
Deferred revenue for the years ended December 31, 2022 and 2023 are as follows which included in current and non-current
non-financial
liabilities in the consolidated statements of financial position:

		2022	2023

		In millions of won
Beginning balance	￦	10,356,555	10,974,845
Increase		1,330,129	1,317,061
Recognized as revenue		(711,839)	(743,051)

Ending balance	￦	10,974,845	11,548,855